Revenue - Contract Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contract Balances [Table]
Accounts receivable	$ 711	$ 1,699
Deferred revenue – long term	0	1,220
Deferred revenue – short term	$ 1,472	$ 5,474